Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Net loss	$ (2,927,711)	$ (2,437,081)
Depreciation and amortization	408,501	159,220
Stock-based compensation expense	475,054	412,147
Gain on sale and license of asset	(69,952)
Accounts receivable	(176,022)	(552,554)
Inventories	(637,507)	(101,562)
Prepaids and other assets	126,138	(132,329)
Accounts payable	99,748	488,302
Accrued expenses	133,508	24,497
Deferred revenue	255,539	(303,908)
Net cash used in operating activities	(2,312,704)	(2,443,268)
Purchases of property and equipment	(652,290)	(403,102)
Net cash used in investing activities	(652,290)	(403,102)
Proceeds from warrant exercise		270,371
Net proceeds from issuance of common stock	3,387,601	2,842,173
Payments for stock issuance costs	(111,028)	(37,010)
Net cash provided by financing activities	3,276,573	3,075,534
Net increase in cash and cash equivalents	311,579	229,164
Cash and cash equivalents at beginning of year	950,285	721,121
Cash and cash equivalents at end of year	1,261,864	950,285
Interest		177
Income taxes	$ 1,406	$ 1,256